Note 7 - Debt	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
7.	Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows (facility names defined below):

Bank / Vessel(s)	December 31,
	2019	2020
Total long term debt:
Alpha Bank Facility (M/T Stenaweco Elegance), including Alpha Bank Top-Up Facility	20,075	-
AT Bank Facility (M/T Eco Palm Desert)	21,875	-
AT Bank Bridge Note (Top Ships)	10,500	-
OFI Facility (M/T Stenaweco Energy, M/T Stenaweco Evolution and M/T Stenaweco Excellence)	69,849	-
CMBFL Facility (M/T Eco Bel Air and M/T Eco Beverly Hills)	88,560	-
BoComm Leasing Facility (M/T Nord Valiant for 2019 and 2020 and M/T Eco California for 2019)	44,466	20,227
Cargill Facility (M/T Eco Marina Del Ray)	30,962	29,116
AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels)	-	57,656
Total long term debt	286,287	106,999
Less: Deferred finance fees	(7,257)	(2,380)
Total long term debt net of deferred finance fees	279,030	104,619

Presented:
Current portion of long term debt	16,908	5,324
Long term debt	262,122	99,295

Debt related to Vessels held for sale:
ABN Facility (M/T Eco Fleet and M/T Eco Revolution)	30,300	-
Less: Deferred finance fees	(323)	-
Debt related to Vessels held for sale net of deferred finance fees	29,977	-

Total Debt net of deferred finance fees and debt discounts	309,007	104,619

ABN Facility

On July 9, 2015, the Company entered into a credit facility with ABN Amro Bank N.V. of Holland (“ABN Amro”) for $42,000 (“the ABN Amro facility”) for the financing of the vessels M/T Eco Fleet and M/T Eco Revolution ($21,000 per financed vessel). This facility was amended on September 28, 2015 and was increased to $44,400 ($22,200 per vessel), with all other terms remaining the same except for the margin which was increased by 0.15%. The credit facility was repayable in 4 consecutive quarterly installments of $500, 4 consecutive quarterly installments of $512.5, 4 consecutive quarterly installments of $525 and 12 consecutive quarterly installments of $387.5 for each of the financed vessels, commencing on October 13, 2015 for M/T Eco Fleet and on April 15, 2016 for M/T Eco Revolution plus a balloon installment of $11,400 for each of the financed vessels, payable together with the last installment in July 2021 and in January 2022, respectively. On August 1, 2016, the Company amended the ABN Facility to increase the borrowing limit to $64,400 and added another tranche to the loan, "Tranche C", which was secured by M/T Nord Valiant. Tranche C was repayable in 12 consecutive quarterly installments of $550 each and 12 consecutive quarterly installments of $363 each, commencing on November 2016, plus a balloon installment of $9,050 payable together with the last installment in August 2022. Apart from the inclusion of M/T Nord Valiant as a collateralized vessel and the reduction of the margin to 3.75% (applicable only to Tranche C), no other material changes were made to the ABN Facility.

The Company drew down $21,000 under the ABN Amro facility on July 13, 2015 to finance the last shipyard installment of M/T Eco Fleet and another $1,200 on September 30, 2015. Furthermore, the Company drew down $22,200 under the ABN facility on January 15, 2016 to finance the last shipyard installment of M/T Eco Revolution. Finally, on August 5, 2016 the Company drew down $20,000 under the Tranche C of the ABN facility to partly finance the last shipyard installments of M/T Nord Valiant.

The facility contained various covenants, including (i) an asset cover ratio of 130%, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% and (iii) minimum free liquidity of $750 per collateralized vessel. Additionally, the facility contained restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricted the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility was secured as follows:

●	First priority mortgage over M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant;
●	Assignment of insurance and earnings of the mortgaged vessels;
●	Specific assignment of any time charters with duration of more than 12 months;
●	Corporate guarantee of Top Ships Inc.;
●	Pledge of the shares of the shipowning subsidiaries;
●	Pledge over the earnings account of the vessels.

On April 21, 2017, the Company was informed by ABN Amro that it was in breach of a loan covenant that required that any member of the family of Mr. Evangelos J. Pistiolis maintain an ownership interest (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of 30% of the Company's outstanding common shares. ABN Amro requested that either the family of Mr. Evangelos J. Pistiolis maintains an ownership interest of at least 30% of the outstanding common shares or maintains a voting rights interest of above 50% in the Company. In order to regain compliance with the loan covenant, the Company issued the Series D preferred shares (see Note 9). On July 28, 2017 ABN Amro by way of a supplemental agreement removed the loan covenant that required that any member of the family of Mr. Evangelos J. Pistiolis maintained an ownership interest of 30% of the Company’s issued and outstanding common shares and replaced it with a covenant that states that no other party other than a member of the family of Mr. Evangelos J. Pistiolis (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) acquired a voting interest of more than 50% of the Company’s share capital, without ABN Amro’s prior written approval.

On November 16, 2018 the Company amended the ABN Facility to increase the borrowing limit by $5,000. This additional amount was subsequently drawn-down and applied towards capital expenditures under the Company’s newbuilding program and was allocated to the mortgaged vessels as follows: $750 to M/T Eco Fleet, $750 to M/T Eco Revolution and $3,500 to M/T Nord Valiant. Apart from the introduction of a new repayment schedule reflecting the increased facility principal, all other material terms remained the same. As per the new repayment schedule the quarterly installments were increased by $25, $25 and $100 for M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant respectively and their respective balloon installments were increased by $475, $425 and $2,000, respectively.

The ABN Amro facility bore interest at LIBOR plus a margin of 3.90%, except for the Tranche C part of the facility that bore interest at LIBOR plus a margin of 3.75%. Tranche C of the ABN Facility was fully prepaid on January 17, 2019 using $18,550 of proceeds from the BoComm Leasing Sale and Leaseback (see below). The remaining ABN Facility was prepaid on January 14 and January 21, 2020 in connection with the sale of the M/T Eco Fleet and M/T Eco Revolution using $29,475 of the proceeds from the sale.

Alpha Bank Facility

On July 20, 2016, Eco Seven that was later acquired by the Company entered into a credit facility with Alpha Bank SA. of Greece (“Alpha Bank”) for $23,350 (“the Alpha facility”) for the financing of the vessel M/T Stenaweco Elegance. The credit facility was repayable in 12 consecutive quarterly installments of $400 and 20 consecutive quarterly installments of $303, commencing in May 2017, plus a balloon installment of $12,500 payable together with the last installment in February 2025.

The Company drew down $23,350 under the Alpha facility on February 24, 2017 to finance the last shipyard installment of the M/T Stenaweco Elegance.

On August 1, 2017, Alpha Bank by way of a supplemental agreement removed the loan covenant that required that any member of the family of Mr. Evangelos J. Pistiolis maintains an ownership interest of 40% of the Company’s issued and outstanding common shares and replaced it with a covenant that states that no other party other than a member of the family of Mr. Evangelos J. Pistiolis (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) acquires a voting interest of more than 50% of the Company’s share capital, without Alpha Bank’s prior written approval.

The facility contained various covenants, including (i) an asset cover ratio of 125%, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75%, (iii) minimum free liquidity of $750 per collateralized vessel, (iv) EBITDA was required to be greater than 120% of fixed charges and (v) market value adjusted net worth was required to be greater than or equal to $20,000. It also restricted the shipowning company from incurring further indebtedness or guarantees and from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility was secured as follows:

•         First priority mortgage over M/T Stenaweco Elegance;

•         Assignment of insurance and earnings of the mortgaged vessel;

•         Specific assignment of any time charters with duration of more than 12 months;

•         Corporate guarantee of Top Ships Inc.;

•         Pledge of the shares of the shipowning subsidiary;

•         Pledge over the earnings account of the vessel.

The Alpha facility bore interest at LIBOR plus a margin of 3.50%. On February 21, 2020 the Company sold the M/T Stenaweco Elegance to a non-affiliated party, and fully prepaid the outstanding principal of the Alpha Bank Facility that amounted to $18,950.

Alpha Bank Top-Up Facility

On April 23, 2019, the Company entered into a credit facility with Alpha Bank for $1,500. This facility was subsequently drawn-down and applied towards capital expenditures under the Company’s newbuilding program. The credit facility was repayable in 8 consecutive quarterly installments of $187.5 commencing in July 2019. This facility was secured by way of a third mortgage over M/T Stenaweco Elegance.

The facility’s principal was added to the principal balance of the Alpha Bank Facility for all covenant related calculations.

The facility was secured as follows:

●	Intercreditor deed;
●	Third preferred ship mortgage over M/T Stenaweco Elegance;
●	Third priority general assignment of the earnings, insurances and any requisition compensation of M/T Stenaweco Elegance;
●	Third priority assignment of any time charterparty of M/T Stenaweco Elegance for a period of more than twelve (12) months;
●	Corporate guarantee of the Company;
●	Second priority pledge over the earnings account of the vessel;

The Alpha Bank Top-Up Facility bore interest at LIBOR plus a margin of 4.25%. On February 21, 2020 the Company sold the M/T Stenaweco Elegance to a non-affiliated party, and fully prepaid the outstanding principal of the Alpha Bank Top-Up Facility that amounted to $938.

AT Bank Facility

On September 5, 2017, the Company entered into a credit facility with Amsterdam Trade Bank N.V. of Holland (“AT Bank”) for $23,500 to fund the delivery of M/T Eco Palm Desert (the “AT Bank Senior Facility”), delivered in September 7, 2018. An amount of $8,993 from the AT Bank Senior Facility was applied towards repayment of the AT Bank Predelivery Facility on September 4, 2018. This facility was repayable in 20 consecutive quarterly installments of $325, commencing three months from draw down, and a balloon payment of $17,000 payable together with the last installment.

The facility contained various covenants, including (i) an asset cover ratio of 115% for the first year, 120% for the second year, 125% for the third year and 140% thereafter, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% and (iii) minimum free liquidity of $750 per collateralized vessel and $500 per bareboat chartered-in vessel. Additionally, the facility contained restrictions on the shipowning company incurring further indebtedness or guarantees and paying dividends.

The facility was secured as follows:

•         First priority mortgage over M/T Eco Palm Desert;

•         Assignment of insurance and earnings of the mortgaged vessel;

•         Specific assignment of any time charters with duration of more than 12 months;

•         Corporate guarantee of Top Ships Inc.;

•         Pledge of the shares of the shipowning subsidiary;

•         Pledge over the earnings account of the vessel.

The AT Bank Senior Facility bore interest at LIBOR plus a margin of 4% and a commitment fee of 2% per annum was payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. The Company on June 1, 2018 signed a supplemental agreement with AT Bank that resulted in the decrease of the commitment fee from 2% to 1.3%, effective from March 6, 2018.

On March 19, 2020 the Company sold the M/T Eco Palm Desert to a non-affiliated party, and fully prepaid the outstanding principal of the AT Bank Facility that amounted to $21,875.

AT Bank Bridge Note

On January 28, 2019, the Company entered into a credit facility with AT Bank for $10,500 for general corporate purposes (the “AT Bank Bridge Facility”). This facility was drawn down in full and the proceeds were used to repay the AT Bank Second Predelivery Facility. The facility was repayable on February 28, 2020. The facility contained restrictions on the Company from providing guarantees other than for financing of new vessels and from paying any dividends or distributing any of its capital or redeeming any of its shares.

Furthermore the facility prohibited the Company to pay any principal, accrued fees, interest or commitment fees relating to the Family Trading Facility. Finally the facility also contained some restrictions in the use of proceeds of future issuances of capital and incurrence of unsecured debt.

The facility was secured as follows:

●	Corporate guarantee of the Company;
●	Second priority perfected mortgage on M/T Eco Palm Desert;
●	Second rank priority assignment of insurance and earnings of the mortgaged vessel;
●	Second rank priority assignment of any time charters with duration of more than 12 months;
●	Second priority pledge of the shares of the shipowning subsidiary of the mortgaged vessel;
●	Second priority pledge over the earnings account of the vessel.

The facility bore interest at LIBOR plus a margin of 6.00% and a commitment fee of 2.25% per annum was payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. On March 22, 2019 the AT Bank Bridge Facility was converted into a note and on October 14, 2019 its maturity was extended to March 31, 2021 with all other terms remaining the same.

On March 19, 2020 the Company sold the M/T Eco Palm Desert to a non-affiliated party, and fully prepaid the outstanding principal of AT Bank Bridge Note that amounted to $10,500.

FINANCINGS COMMITTED UNDER SALE AND LEASEBACK AGREEMENTS

The majority of the below sale and leaseback agreements (“SLB”s) contain, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements including (i) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% and (ii) minimum free liquidity of $500 per vessel at the guarantors level.

Additionally, all the SLBs contain restrictions on the relative shipowning company incurring further indebtedness or guarantees and paying dividends, if such dividend payment would result in an event of default or termination event under the SLB agreements.

All the below SLBs are secured mainly by the following:

•         Ownership of the vessel financed;

•         Assignment of insurances and earnings of the vessel financed;

•         Specific assignment of any time charters of the vessel financed with duration of more than 12 months;

•         Corporate guarantee of Top Ships Inc.;

•         Pledge of the shares of the relative shipowning subsidiary;

•         Pledge over the earnings account of the vessel financed.

Cargill Facility

On June 29, 2018 the Company entered into a sale and leaseback agreement (“SLB”) and a 5 year time charter with Cargill, a non-affiliated party, for its newbuilding vessel M/T Eco Marina Del Ray (Hull No 8242) delivered in March 2019. Consummation of the SLB took place on the vessel’s delivery date. Following the sale, the Company has bareboat chartered back the vessel at a bareboat hire rate of $8,600 per day and simultaneously the vessel commenced its five year time charter with Cargill. As part of this transaction, the Company has the obligation to buy back the vessel at the end of the five year period for $22,680. The gross proceeds from the sale were $32,387.

The SLB with Cargill is accounted for as a financing transaction, as control remains with the Company and the M/T Eco Marina Del Ray will continue to be recorded as an asset on the Company’s balance sheet. In addition, the Company has an obligation to repurchase the vessel.

Bank of Communications Financial Leasing Company (“BoComm Leasing”) Facility

On December 21, 2018 the Company entered into an SLB with BoComm Leasing, a non-affiliated party, for M/T Nord Valiant and M/T Eco California. Consummation of the SLB took place on January 17, 2019 for M/T Nord Valiant and on January 31, 2019 for M/T Eco California. Following the sale, the Company has bareboat chartered back M/T Nord Valiant for five years and M/T Eco California for seven years at a bareboat hire rate of $5,875 per day and $6,550 per day respectively. As part of this transaction, the Company has continuous options to buy back the vessels at purchase prices stipulated in the bareboat agreement depending on when the option is exercised. The gross proceeds from the SLBs were $21,655 for M/T Nord Valiant and $24,140 for M/T Eco California.

The SLB with BoComm Leasing contains a covenant requiring that there is no change of control of the Company, save with the prior written consent of BoComm Leasing.

The SLB with BoComm Leasing is accounted for as a financing transaction, as control remains with the Company and M/T Nord Valiant and M/T Eco California will continue to be recorded as an asset on the Company’s balance sheet. In addition, the Company has continuous options to repurchase the vessels below fair value.

On November 9, 2020, the Company exercised its purchase option on the M/T Eco California for $22,520 and on the same date the vessel was sold to an unaffiliated third party. In connection to this exercise, the Company paid an early termination/prepayment fee of $674, which is included in Loss on sale of vessels in the accompanying consolidated statements of comprehensive loss.

China Merchants Bank Financial Leasing Co. Ltd. ("CMBFL") Facility

On December 3, 2018 the Company entered into an SLB with CMBFL, a non-affiliated party, for M/T Eco Bel Air and for M/T Eco Beverly Hills. Consummation of the SLB took place on April 4 and May 9, 2019, respectively. Following the sale, the Company bareboat chartered back the vessels for a period of seven years at a bareboat hire rate of $1,475 per quarter per vessel. As part of this transaction, the Company had continuous options to buy back the vessels at purchase prices stipulated in the bareboat agreement depending on when the option is exercised. The gross proceeds from the sale were $91,412 for both vessels.

The SLB with CMBLF contained a representation that should be always in effect throughout the sale and leaseback period requiring the corporate guarantor (Top Ships Inc) to remain listed in the NASDAQ exchange and requiring that there is no change to the controlling shareholder of the guarantor. Violation of this ongoing representation would result in a covenant breach.

The SLB with CMBLF was accounted for as a financing transaction, as control remained with the Company and M/T Eco Bel Air and M/T Eco Beverly Hills would continue to be recorded as assets on the Company’s balance sheet. In addition, the Company had continuous options to repurchase the vessels below fair value.

On December 1 and December 10, 2020, the Company exercised its purchase options on the M/T Eco Beverly Hills and the M/T Eco Bel Air respectively by paying $41,281 for each vessel. The vessels were sold and leased back on the same dates to unaffiliated third parties. In connection to these exercises, the Company paid early termination/prepayment fees of $806 and $767 respectively, which are included in Loss on sale of vessels in the accompanying consolidated statements of comprehensive loss.

Oriental Fleet International Company Limited ("OFI") Facility

On July 8, 2019 the Company entered into sale and leaseback agreements with OFI, a non-affiliated party, for M/T Stenaweco Excellence , M/T Stenaweco Energy and M/T Stenaweco Evolution respectively. The sales of the three vessels were concluded on July 15, November 18 and November 20, 2019 respectively. Following the sale, the Company has bareboat chartered back the vessels for a period of ten years at bareboat hire rates comprising of financing principal based on straight-line amortization plus interest based on the three months LIBOR plus 3.90%.

The amortizations of the OFI facility were as follows:

●	for M/T Stenaweco Excellence: 120 consecutive monthly installments of $160, commencing from draw down, and a balloon payment of $6,400 payable together with the last installment,
●	for M/T Stenaweco Energy: 120 consecutive monthly installments of $131, commencing from draw down, and a balloon payment of $5,700 payable together with the last installment,
●	for M/T Stenaweco Evolution: 120 consecutive monthly installments of $153, commencing from draw down, and a balloon payment of $6,100 payable together with the last installment,

As part of this transaction, the Company had continuous options to buy back the vessels at purchase prices stipulated in the bareboat agreements depending on when the option was exercised and at the end of the ten year period it had an obligation to buy back the vessels at a cost represented by the balloon payment. The gross proceeds from the sale of the M/T Stenaweco Excellence were $25,600, for M/T Stenaweco Energy $21,375 and for M/T Stenaweco Evolution $24,400.

The SLB with OFI contained a covenant requiring the Company throughout the sale and leaseback period to remain listed in the NASDAQ exchange and requiring that there is no change of control of the Company, save with the prior written consent of OFI.

The SLB with OFI was accounted for as a financing transaction, as control remained with the Company and the vessels would continue to be recorded as assets on the Company’s balance sheet. In addition, the Company had the obligation to repurchase the vessels.

On October 14, October 29 and November 3, 2020, the Company exercised its purchase options and purchased the M/T SW Excellence, the M/T Stenaweco Energy and the M/T Stenaweco Evolution for $23,040, $19,808 and $22,570, respectively. The vessels were sold on the same dates to unaffiliated third parties. In connection to these exercises, the Company paid early termination/prepayment fees of $806, $693 and $790 respectively, which are included in Loss on sale of vessels in the accompanying consolidated statements of comprehensive loss.

Avic International Leasing Co., Ltd ("AVIC") Facility

On September 30, 2019 the owning companies of the M/T Eco Los Angeles and M/T Eco City of Angels entered into an SLB with AVIC, a non-affiliated party, for their newbuilding vessels M/T Eco Los Angeles and M/T Eco City of Angels. Consummation of the SLB and drawdown of funds took place on the vessels delivery dates from the shipyard, namely on February 10 and February 17, 2020 respectively. Following the sale, the Company has bareboat chartered back the vessels for a period of ten years at a bareboat hire rate of $9,435 for the first 5 years and $9,090 for the next 5 years per day per vessel, with a balloon installment of $11,288 for each vessel on the final charter hire date. As part of this transaction, the Company has continuous options, after the second year, to buy back the vessels at purchase prices stipulated in the bareboat agreement depending on when the option is exercised and at the end of the ten year period it has an obligation to buy back the vessels at a cost represented by the balloon payment. The gross proceeds from the sale amounted to $60,200 for both vessels.

The SLB with AVIC contains a covenant requiring that there is no change of control of the Company, save with the prior written consent of AVIC.

The SLB with AVIC was accounted for as a financing transaction, as control will remain with the Company and the vessels will continue to be recorded as assets on the Company’s balance sheet. In addition, the Company has the obligation to repurchase the vessels.

Scheduled Principal Repayments: The Company’s annual principal payments required to be made after December 31, 2020 on its loan obligations, are as follows (including the financings under sale and leaseback agreements):

Years
December 31, 2021	5,735
December 31, 2022	6,088
December 31, 2023	6,466
December 31, 2024	44,372
December 31, 2025	3,708
December 31, 2026 and thereafter	40,630
Total	106,999

As of December 31, 2020, the Company was in compliance with all debt covenants with respect to its loans and credit facilities. The fair value of debt outstanding on December 31, 2020, after excluding unamortized financing fees, amounted to $107,833 when valuing the Cargill, BoComm and AVIC Sale and Leasebacks on the basis of the Commercial Interest Reference Rates (“CIRR”s) as applicable on December 31, 2020, which is considered to be a Level 2 item in accordance with the fair value hierarchy.

Financing Costs: The net additions in deferred financing costs amounted to $6,773 and $1,115 during the years ended December 31, 2019 and 2020 respectively.